Bank Loan	6 Months Ended
Jun. 30, 2022
Bank Loan [Abstract]
BANK LOAN
11.	BANK LOAN

Siyata Mobile Israel (“SMI”) has a factoring agreement on its trade receivables, whereby invoices are fully assigned to a funding entity in return for 80%-85% of the total sale to be paid to SMI by the funding entity in advance. The remaining 15-20% is paid to SMI when the funding entity receives payment from the customers. At June 30, 2022, the total amount borrowed by the Company extended by this funding entity and included in the bank loan was $37,000 (December 31, 2021, $27,000).